INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
Taxes	$ 584,641	$ 664,926	$ 1,904,592
Prepayments to suppliers	496,001	516,742	1,210,070
Reimbursements over exports	366,594	362,815	151,107
Prepaid expenses and other receivables	213,597		265,972
Loans receivable		1,360	5,732
Miscellaneous	59,242	508,975	417,937
Other receivables	1,981,829	4,240,205	7,108,219
Non-current
Taxes	681,168	295,924	484,572
Reimbursements over exports	878,470	346,575	472,276
Miscellaneous	672		13,343
Other receivables	1,560,310	4,979,507	2,183,244
Shareholders and other related parties
Current
Other receivables	10,971	119,677	67,753
Parent company
Current
Other receivables		103,251
Joint ventures and associates
Current
Other receivables	$ 250,783	1,962,459	3,085,056
Non-current
Other receivables		$ 4,337,008	$ 1,213,053